SEGMENT INFORMATION - Reconciliation of FFO (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Operating Segments [Abstract]
FFO	$ 291	$ 210	$ 549	$ 438
Depreciation and amortization of real estate assets	(70)	(66)	(139)	(131)
Fair value gains, net	(1,092)	770	(722)	1,387
Share of equity accounted income - non-FFO	618	84	645	85
Income tax expense	62	(146)	(26)	(86)
Non-controlling interests of others in operating subsidiaries and properties – non-FFO	318	(318)	153	(629)
Net income attributable to unitholders	127	534	460	1,064
Non-controlling interests of others in operating subsidiaries and properties	(104)	517	276	1,010
Net income	$ 23	$ 1,051	$ 736	$ 2,074